United States

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

      Report for the Calendar Quarter Ended June 30, 2006

           Check here if Amendment{  }: Amendment Number:
                        This Amendment (Check only one):
                              { } is a restatement.
                         { } adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:               THE HANOVER INSURANCE GROUP, INC.
STREET:                   440 LINCOLN STREET
CITY:                         WORCESTER,
STATE:                            MA.
ZIP:                             01653

Form 13F File Number: 028-05087


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:     Ann K. Tripp
Title:    Chief Investment Officer
Phone:    508-855-3856

SIGNATURE, Place and Date Signing:

Name:     Ann K. Tripp
CITY:     WORCESTER
STATE:    MA
DATE:     08/04/2006

Report Type (Check only one):


       13F HOLDING REPORT. (Check here if all holdings
-----  of this reporting manager are reported in this report.)

  X    13F NOTICE. (Check here if no holdings reported are
----- in this report, and all holdings are reported by other reporting manager(s).)

       13F COBINATION REPORT. (Check here if a portion of the ----- holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: none


Form 13F Information Table Value Total: none



List of Other Included Managers:

NAME:               OPUS INVESTMENT MANAGEMENT, INC.
STREET:                   440 LINCOLN STREET
CITY:                         WORCESTER,
STATE:                            MA
ZIP:                             01653

Form 13F File Number: 028-05067